Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 98.28%
Communication services: 10.75%
Diversified telecommunication services: 1.99%
Verizon Communications Incorporated	139,900	$ 5,429,519
Entertainment: 3.98%
Activision Blizzard Incorporated	77,450	5,905,563
Warner Music Group Corporation Class A	157,500	4,970,700
		10,876,263
Interactive media & services: 1.72%
Alphabet Incorporated Class A †	52,250	4,705,635
Media: 3.06%
Omnicom Group Incorporated	92,450	8,373,197
Consumer discretionary: 8.55%
Household durables: 1.36%
Whirlpool Corporation	26,900	3,711,662
Leisure products: 2.07%
Hasbro Incorporated	102,920	5,661,629
Specialty retail: 2.05%
CarMax Incorporated †	80,920	5,586,717
Textiles, apparel & luxury goods: 3.07%
Gildan Activewear Incorporated	181,400	5,759,450
HanesBrands Incorporated	462,700	2,628,136
		8,387,586
Consumer staples: 6.96%
Food products: 2.70%
Ingredion Incorporated	29,960	2,978,024
The Kraft Heinz Company	113,380	4,415,017
		7,393,041
Personal products: 2.45%
Unilever plc ADR	133,850	6,683,131
Tobacco: 1.81%
Philip Morris International Incorporated	50,900	4,952,570
Energy: 3.83%
Oil, gas & consumable fuels: 3.83%
EOG Resources Incorporated	42,310	4,781,876
The Williams Companies Incorporated	188,700	5,679,870
		10,461,746
Financials: 31.31%
Banks: 6.05%
JPMorgan Chase & Company	46,650	6,687,278
See accompanying notes to portfolio of investments

Allspring C&B Large Cap Value Portfolio  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Banks (continued)
PNC Financial Services Group Incorporated	25,450	$ 4,019,064
US Bancorp	122,100	5,827,833
		16,534,175
Capital markets: 10.90%
Brookfield Corporation †	209,660	6,971,195
London Stock Exchange Group plc ADR	295,800	6,673,248
State Street Corporation	107,420	9,526,006
The Charles Schwab Corporation	85,050	6,627,096
		29,797,545
Consumer finance: 1.20%
Synchrony Financial	91,500	3,267,465
Diversified financial services: 2.39%
Berkshire Hathaway Incorporated Class B †	21,380	6,524,748
Insurance: 10.77%
Arch Capital Group Limited †	77,730	5,441,100
Chubb Limited	23,550	4,969,521
Fidelity National Financial Incorporated †	162,100	6,461,306
Globe Life Incorporated	45,800	5,573,402
Progressive Corporation	23,097	3,314,881
The Allstate Corporation	28,560	3,677,957
		29,438,167
Health care: 13.46%
Health care equipment & supplies: 6.73%
Becton Dickinson & Company	19,920	4,672,236
Dentsply Sirona Incorporated	171,840	6,541,949
Medtronic plc	86,800	7,187,040
		18,401,225
Health care providers & services: 4.32%
HCA Healthcare Incorporated	25,700	6,256,665
Laboratory Corporation of America Holdings	23,130	5,536,397
		11,793,062
Pharmaceuticals: 2.41%
Johnson & Johnson	42,900	6,574,854
Industrials: 11.30%
Aerospace & defense: 1.18%
Woodward Incorporated	32,639	3,231,261
Commercial services & supplies: 2.07%
IAA Incorporated †	138,480	5,665,217
Electrical equipment: 1.94%
AMETEK Incorporated	37,340	5,285,850
See accompanying notes to portfolio of investments

2  |  Allspring C&B Large Cap Value Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Machinery: 2.76%
ESAB Corporation	40,793	$ 2,392,509
Stanley Black & Decker Incorporated	60,110	5,146,017
		7,538,526
Trading companies & distributors: 3.35%
AerCap Holdings NV †	146,600	9,153,703
Information technology: 8.73%
Electronic equipment, instruments & components: 6.06%
Arrow Electronics Incorporated †	78,180	9,224,458
TE Connectivity Limited	57,485	7,318,990
		16,543,448
Software: 2.67%
Open Text Corporation	212,340	7,300,249
Real estate: 1.89%
Real estate management & development: 1.89%
CBRE Group Incorporated Class A †	60,590	5,158,633
Utilities: 1.50%
Gas utilities: 1.50%
Atmos Energy Corporation	36,400	4,106,284
Total Common stocks (Cost $209,626,284)		268,537,108

		Yield
Short-term investments: 1.50%
Investment companies: 1.50%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	4,112,203	4,112,203
Total Short-term investments (Cost $4,112,203)				4,112,203
Total investments in securities (Cost $213,738,487)	99.78%			272,649,311
Other assets and liabilities, net	0.22			599,136
Total net assets	100.00%			$273,248,447

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

Allspring C&B Large Cap Value Portfolio  |  3

Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$12,217,232	$69,485,090	$(77,590,119)	$ 0	$0	$4,112,203	4,112,203	$124,782
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	7,758,270	(7,758,254)	(16)	0	0	0	5,118#
				$(16)	$0	$4,112,203		$129,900

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring C&B Large Cap Value Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Allspring C&B Large Cap Value Portfolio  |  5

Notes to portfolio of investments—February 28, 2023 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$29,384,614	$0	$0	$29,384,614
Consumer discretionary	23,347,594	0	0	23,347,594
Consumer staples	19,028,742	0	0	19,028,742
Energy	10,461,746	0	0	10,461,746
Financials	85,562,100	0	0	85,562,100
Health care	36,769,141	0	0	36,769,141
Industrials	30,874,557	0	0	30,874,557
Information technology	23,843,697	0	0	23,843,697
Real estate	5,158,633	0	0	5,158,633
Utilities	4,106,284	0	0	4,106,284
Short-term investments
Investment companies	4,112,203	0	0	4,112,203
Total assets	$272,649,311	$0	$0	$272,649,311
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

6  |  Allspring C&B Large Cap Value Portfolio